FAIR VALUE MEASUREMENTS (Restated, see Note 2)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS (Restated, see Note 2)

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$276,146,597	$276,209,453

Liabilities:
Warrant Liability – Public Warrants	1	$12,418,620	$19,458,000
Warrant Liability – Private Placement Warrants	3	$6,793,384	$10,643,808

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our accompanying condensed balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed statements of operations.

Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

The fair value of the Private Placement Warrants was estimated at June 30, 2021 and December 31, 2020 to be $0.90 per warrant and $1.42 per warrant, respectively, using the modified Black-Scholes option pricing model and the following assumptions:

	June 30,	December 31,
	2021	2020
Risk-free interest rate	0.96%	0.47%
Expected Term	5.51	5.76
Dividend yield	0.00%	0.00%
Expected volatility	14.9%	19.0%
Exercise price	$11.50	$11.50
Unit Price	$9.79	$10.15

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$10,643,808	$19,458,000	$30,101,808
Change in fair value	(5,273,024)	(9,660,000)	(14,933,024)
Fair value as of March 31, 2021	5,370,784	9,798,000	15,168,784
Change in fair value	1,422,600	2,620,620	4,043,220
Fair value as of June 30, 2021	6,793,384	12,418,620	19,212,004

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the three and six months ended June 30, 2021.

NOTE 11. FAIR VALUE MEASUREMENTS (Restated, See Note 2)

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$276,209,453
Liabilities:
Warrant Liability — Public Warrants	1	19,458,000
Warrant Liability — Private Placement Warrants	3	10,643,808

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.

Initial Measurement

The Company established the initial fair value for the Warrants on July 7, 2020, the date of the Company’s Initial Public Offering, using a Monte Carlo Simulation for the Private Placement Warrants and the Public Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A common stock and one-half of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of shares of Class B common stock, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to shares of Class A common stock subject to possible redemption, shares of Class A common stock and shares of Class B common stock based on their relative fair values at the initial measurement date. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement:

July 7, 2020
(Initial
Input	Measurement)
Risk-free interest rate	0.39%
Tine to maturity	6.0
Dividend yield	0.00%
Expected volatility	10.0%
Exercise price	$11.50
Unit Price	$10.18

On July 7, 2020, the Private Placement Warrants and Public Warrants were determined to be $0.83 per warrant for aggregate values of $6.24 million and 11.45 million, respectively.

Subsequent Measurement

The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of December 31, 2020 is classified as Level 1 due to the use of an observable market quote in an active market. The subsequent measurement of the Private Placement Warrants was calculated using a Black Scholes Merton model which is considered a Level 3 measurement.

The key inputs into the Black Scholes Merton model for the Private Placement Warrants were as follows at December 31, 2020:

Input
Risk-free interest rate	0.47%
Expected Term	5.76
Dividend yield	0.00%
Expected volatility	19.0%
Exercise price	$11.50
Unit Price	$10.15

As of December 31, 2020, the aggregate values of the Private Placement Warrants and Public Warrants were $19.46 million and $10.64 million, respectively.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2020	$—	$—	$—
Initial measurement on July 7, 2020 (IPO)	6,241,600	11,454,000	17,695,600
Change in valuation inputs or other assumptions	4,402,208	8,004,000	12,406,208
Fair value as of December 31, 2020	$10,643,808	$19,458,000	$30,101,808

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling approximately $11.1 million during the period from July 7, 2020 through December 31, 2020.

Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate. See Note 2 for a discussion on the restatement of the Company’s financial statements.